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(LOGO) Sutherland Asbill & Brennan LLP                1275 Pennsylvania Ave., NW
         Attorneys at law                              Washington, DC 20004-2415
                                                                tel 202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com
THOMAS E. BISSET
DIRECT LINE: 202.383.0118
Internet: tbisset@sablaw.com




                                   May 2, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      American Family Life Insurance Company
                  American Family Variable Account II
                  Post-Effective Amendment No. 1
                  (File Nos. 333-45592; 811-10121)

Commissioners:

         On behalf of American Family Life Insurance Company (the "Company") and American Family Variable Account II (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the flexible premium variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 30, 2002.

         If you have any questions or comments regarding this filing, please call the undersigned at (202) 383-0118.

                                                            Sincerely,


                                                            /s/ Thomas E. Bisset
                                                            --------------------
                                                            Thomas E. Bisset

cc:      Rose Detmer